Leases (Details 4) $ in Thousands	Mar. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 3,655
2026	199
2027	3,085
2027	68
2028	2,522
2028	12
2029	2,191
2029
2030	561
2030
Thereafter
Total lease payments	12,014
Total lease payments	279
Less: Imputed interest	1,988
Less: Imputed interest	48
Total	10,026
Total	$ 231